EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 19. EMPLOYEE BENEFIT PLANS

The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

	December 31,	December 31,
Post-employment and long-term benefit plans	2020	2019
In millions of COP
19.1 Defined benefit pension plan	163,204	163,152
19.2 Severance obligation	22,228	26,547
19.3 Retirement Pension Premium Plan and Senior Management Pension Plan Premium	202,580	198,260
19.4 Other long term benefits	465,046	416,969
Total Post-employment and long-term benefit plans	853,058	804,928
Fair value Plan assets	29,113	35,981
Total Unfunded Post-employment and long-term benefit plans	823,945	768,947

These benefits include all types of payments that the Bank provides to its employees. The recognition of liabilities related to post-employment and long-term employee benefit plans is based on actuarial computations which involve judgments and assumptions made by management (with the assistance of external actuaries) related to the future macroeconomic and employee demographic factors, among others, which will not necessarily coincide with the future outcome of such factors.

As of December 31, 2018, the amount recognized through profit or loss, due to benefit employee plans’ current service cost and interest cost, was COP 87,730; on the other hand, COP 1,624 was recognized through other comprehensive income as a result of the net actuarial gain or loss due to change in assumptions, demographic experience and foreign currency translation effect.

Post-employment benefits

19.1 Defined benefit pension plan

Colombia

Under Colombian law, employee pension obligations are managed as a defined contribution plan since 1990. The Bank’s legal retirement benefit obligation as of December 31, 2020 and 2019 relates to retired employees who rendered services to the Bank before the current regulations took effect. Under this unfunded plan, benefits are based on length of service and level of compensation. As of December 31, 2020, 603 participants were covered by this plan, and as of December 31,  2019, 623 participants.

For purposes of the projected assessment of the pension plan obligation, in the absence of an extensive market for high-quality corporate debt, the sovereign bond curve of the Colombian government is used, with maturity similar to the residual life of the obligation of the projected benefit. The net cost of pensions is accounted for in the statement of income as “salaries and employee benefits”, and includes the interest costs and cost of current service.

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	129,028	122,383
Interest cost	7,244	7,880
Benefits paid	(12,009)	(11,857)
Net actuarial loss / (gain) due to changes in demographic assumptions	23	10,518
Net actuarial loss due to plan experience	2,846	104
Defined obligation, unfunded as of December 31	127,132	129,028

Panama

The Chase Manhattan Bank Corporation, N.A. (formerly “HSBC Bank Panama”, later merged with Banistmo S.A. in 2000) offered a defined benefit pension plan based on the average salaries paid during the 120 most recent months prior to the employee's retirement date and the years of employment. service. The right to this plan was obtained after 10 years of service with the organization. This individual plan covered a certain group of employees who were hired by Chase Manhattan Bank Corporation, N.A. and it was not extended to employees of HSBC Bank Panama, now Banistmo, S.A.

As of December 31, 2020, and 2019, there were 50 participants (20 participants with deferred benefits and 30 participants receiving benefits), and 52 participants (22 participants with deferred benefits and 30 participants receiving benefits), respectively.

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	5,371	5,863
Interest cost	164	229
Actuarial loss / (gain) – experience	372	620
Actuarial (gain)/loss - financial assumptions	353	(610)
Benefits paid from plan assets	(572)	(782)
Foreign currency translation effect	232	51
Defined obligation, funded as of December 31	5,920	5,371

Guatemala

Grupo Agromercantil Holding has established a retirement pension plan for its employees. Under this plan, the employees are entitled to receive a lifetime payment of  50% of their monthly nominal wage, if they are 70 years old and have 30 years of service, or if they are 65 years old and have 40 years of service. On the other hand, the employees are entitled to receive a lifetime payment of 70% of their monthly nominal wage, if they are 70 years old and have 40 years of service, or they are 65 years old and have 45 years of service.

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	28,753	26,829
Current cost of service	1,165	1,219
Interest cost	2,597	2,215
Benefits paid	(1,251)	(1,097)
Actuarial (gain)/loss - financial assumptions	(2,052)	(770)
Foreign currency translation effect	940	357
Defined obligation, funded as of December 31	30,152	28,753

19.2 Severance obligation

Colombia

Under Colombian labor regulations, employees hired before 1990 are entitled to receive one month’s salary for each year of service. This benefit accumulates and is paid to the employees upon their termination or retirement from the Bank, calculated based on the employees’ last salary base; however, employees may request advances against this benefit at any time. In 1990, the Colombian government revised its labor regulations for new employees to permit companies, subject to the approval of the employees, to transfer this severance obligation annually to private pension funds (this scheme of employee benefits is known as the current severance obligation). The Bank’s severance obligations relate to employees hired before 1990.

As of December 2020 and 2019, 287 and 353 participants, respectively, were covered by this plan.

The balances recognized in the statement of financial position are listed below:

Defined benefit severance obligation plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	26,547	30,732
Current cost of service	716	862
Interest cost	1,490	1,952
Benefits paid	(6,214)	(8,414)
Net actuarial loss due to assumption changes and plan experience	(311)	1,415
Defined obligation, unfunded as of December 31	22,228	26,547
Current severance regimen(1)	87,022	83,584
Total	109,250	110,131
(1)	Corresponds to the amounts pending to transfer to private funds. See Note 20 Other liabilities

19.3 Retirement Pension Premium Plan and Senior Management Pension Plan Premium

Colombia

Under Colombian labor regulations, employers and employees are entitled to negotiate private agreements. The Bank’s employees and its subsidiaries Valores Bancolombia, Banca de Inversión Bancolombia and Fiduciaria Bancolombia participate in a defined benefit plan according to which they are entitled to receive, on the date of their retirement, a single payment.

On the other hand, the Bank has established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-off payment on their retirement date based on the number of years of service to the organization.

El Salvador

By means of Decree 592 of 2013, under Salvadorian labor regulations, employees are entitled to receive 15 days of salary for each year of service. This benefit is payable upon retirement, resignation, unjustified dismissal, death and disability. As of December 31, 2020, and 2019, there were 2,819 and 2,850 participants respectively, covered by the plan.

Banagrícola S.A established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-off payment on their retirement date, death or disability based on the number of years of service to the organization. As of December 31, 2020, there was 1 participant covered by the plan.

Guatemala

Grupo Agromercantil Holding has established a defined benefit plan for its employees. Under this plan, the employees are entitled to receive a one-off payment based on the number of years of service to the organization in the event of waiver before retirement. As of December 31, 2020, and 2019, there were 3,017 and 3,075 participants respectively, covered by the plan.

Panama

Banistmo S.A established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-off payment on their retirement date, death or disability based on the number of years of service to the organization. As of December 31, 2020, there was 1 participant covered by the plan.

The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Senior Management Pension Plan Premium	2020	2019
In millions of COP
Present value of the obligation as of January 1	198,260	170,596
Current service cost	16,626	16,687
Interest cost	11,770	11,161
Benefits paid	(23,226)	(31,784)
Past service cost	381	75
Net actuarial (gain) / loss due to assumption changes and plan experience(1)	(3,745)	30,875
Foreign currency translation effect	2,514	650
Defined obligation, unfunded as of December 31	202,580	198,260
(1)	The decrease in actuarial losses from assumption changes and plan experience adjustment is mainly due to a reduction of the discount rate used in actuarial valuation of 2020 against 2019.

19.4 Other long term benefits

In addition to legal benefits and the aforementioned post-employment benefits, the Bank grants to its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2020 and December 31, 2019, the reconciliation of the other long term benefits is set below:

Other long term benefits	2020	2019
In millions of COP
Present value of the obligation as of January 1	416,969	362,862
Current service cost	40,637	33,944
Interest cost	24,021	24,122
First time application effect of IAS 19 to new defined benefit obligation of Banco Agromercantil Holding S.A. at Decembre 31, 2020(1)	20,723	-
Benefits paid	(37,049)	(36,884)
Net actuarial loss / (gain) due to assumption changes and plan experience(2)	(654)	32,850
Foreign currency translation effect	399	75
Defined obligation, unfunded as of December 31	465,046	416,969
(1)	Grupo Agromercantil Holding S.A. has decided to recognize a new employee benefit plan for its employees based on the continuos and uninterrupted years of service in the organization
(2)	The decrease in actuarial losses from experience adjustment, is mainly due to a reduction of the discount rate used in actuarial valuation of 2020 against 2019.

19.5 Plan Assets

Bancolombia

The Bank established an asset plan to secure the benefits promised in the Senior Management Pension Plan Premium. The assets plan is managed by a Private Pension Fund. The plan's investment assets are measured at fair value using significant, unobservable market data and, therefore, are classified as Level 3.

The plan assets’ fair value as of December 31, 2020 and 2019 is as follow:

Bancolombia’s Plan assets	2020	2019
In millions of COP
Fair value of assets as of January 1	31,761	32,252
Interest income on plan assets	1,918	2,118
Return on plan assets greater/(less) than discount rate	629	2,038
Benefits paid	(9,097)	(4,647)
Fair value assets at the end of the year	25,211	31,761

Banistmo

The Bank, through its subsidiary Banistmo, has established a plan with assets to secure benefits promised by Banistmo to the employees entitled to participate in the Pension Plan under the terms described above and to comply with Panama labor code, which specify the terms for securing the payments to be made in the event of an employee’s termination (voluntary or involuntary) or upon retirement (termination indemnity plan).

Banistmo’s pension and post-retirement plan assets consider investments in fixed-term deposits and cash and due from banks, in order to reduce the investment risk. The plan assets are managed by a trustee (third party). Likewise, the assets allocation is periodically reviewed by Banistmo and, when necessary, adjusted according to the investment strategy. The plan's investment assets are measured at fair value using significant, unobservable market data and, therefore, are classified as Level 3.

The expected return on assets assumption represents the long term rate of return based on analysis of historical returns, historical asset class volatilities and the fund’s past experience.

The components of the periodic net cost of the plans previously mentioned and the total of charges (credits) recognized in the consolidated statement of income are as follows:

The following table details the change in plan assets:

Banistmo’s Plan assets	2020	2019
In millions of COP
Fair value of assets as of January 1	4,220	4,884
Interest income on plan assets	40	101
Return on plan assets less than discount rate	(25)	(25)
Benefits paid	(572)	(782)
Foreign currency translation effect	239	42
Fair value assets as of December 31	3,902	4,220

Defined contribution plans

The expense recognized in the line “Salaries and employee benefits” of the consolidated statement of income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2020	2019
In millions of COP
Pension	185,925	200,615
Current severance regimen	60,376	60,777
Total	246,301	261,392

The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2020	December 31, 2019
Discount rate	5.50%	5.70%
Rate of wage increase	5.75%	5.95%
Projected inflation	3.25%	3.45%
Rate of pension increase	3.25%	3.45%

Bancolombia Panama

Main projected assumptions	December 31, 2020	December 31, 2019
Discount rate	2.40%	2.80%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%

Banistmo

Main projected assumptions	December 31, 2020	December 31, 2019
Discount rate	2.40%	4.00%
Expected long-term rate of return on plan assets	(1.70)%	3.40%
Rate of wage increase	1.00%	3.00%

El Salvador

Main projected assumptions	December 31, 2020	December 31, 2019
Discount rate	2.30%	3.00%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%

Guatemala

Main projected assumptions	December 31, 2020	December 31, 2019
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

In 2020, the assumption of mortality used in the preparation of the assessment of the estimated liabilities is based on tables RP-2000, CSO-80 and RV-08, which reflect average ages of mortality from 32-75 years. The rate used to discount the obligation of the defined benefit plan to reflect the duration of the labor liabilities as of December 2020 corresponds to the yield of sovereign bonds of each country where the plan is established, either Colombia, Panama, Guatemala and El Salvador, as applicable, since the market transactions of these countries involving corporate bonds of high quality have no high levels of activity. The assumption of the rate of inflation is based on the long term projection of the Central Bank of Colombia, Panama, Guatemala and El Salvador.

The nature of the risks related to the obligations aforementioned are summarized below:

Investment risk

The present value of the obligation for the defined benefits plan is calculated using a discount rate determined with reference to high quality sovereign yields of each country. Currently, the plan includes investment in financial instruments that are not vulnerable to market risks

Interest rate risks	A reduction of the bond interest rates will increase the obligation of the plan
Longevity risk

The present value of the obligation of the defined benefit plan is calculated with reference to the highest estimate of the mortality of participants during their time of employment. An increase in the life expectancy of the participants will increase the plan obligation

Salary risk

The present value of the obligation of the benefit plan is calculated with reference to the future salaries of the participants. As such, an increase in the participants’ wages will increase the obligation of the plan

Estimated payment of future benefits

The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2021	14,119	66,759
2022	14,156	57,177
2023	13,966	70,698
2024	13,687	68,378
2025	13,399	67,330
2026 a 2030	62,171	373,880

Sensitivity analysis

In presenting the sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same method used to calculate the defined benefit obligation (DBO) recognized in the Statement of Financial Position. Obligations and expenses will change in the future as a result of future changes in the methods of projection and assumption, participant information, plan provisions and regulations, or as resulting from future gains and losses.

There were no changes in the methods and assumptions used in preparing the sensitivity analyses from prior years.

Colombia

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.00%	0.50% increase	(4,622)
Discount rate	5.00%	0.50% decrease	4,959
Salary increases	3.75%	0.50% increase	5,337
Salary increases	2.75%	0.50% decrease	(5,012)
Mortality Table	RV-08 ("Rentistas Validos")	One year increase in life expectancy	5,812

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.00%	0.50% increase	(6,971)
Discount rate	5.00%	0.50% decrease	7,496
Salary increases	6.25%	0.50% increase	7,477
Salary increases	5.25%	0.50% decrease	(6,841)

Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.00%	0.50% increase	(473)
Discount rate	5.00%	0.50% decrease	492
Salary increases	6.25%	0.50% increase	1,139
Salary increases	5.25%	0.50% decrease	(1,110)

Senior Management Pension Plan Premium

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.00%	0.50% increase	(927)
Discount rate	5.00%	0.50% decrease	971
Salary increases	6.25%	0.50% increase	960
Salary increases	5.25%	0.50% decrease	(925)

Panama

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	2.90%	0.50% increase	(283)
Discount rate	1.90%	0.50% decrease	308
Mortality Table	RP-2000	One year increase in life expectancy	219

Guatemala

Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(2,487)
Discount rate	7.70%	0.50% decrease	2,734
Salary increases	5.50%	0.50% increase	1,686
Salary increases	4.50%	0.50% decrease	(1,596)
Mortality Table	RP-2000	One year increase in life expectancy	819

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(949)
Discount rate	7.70%	0.50% decrease	998
Salary increases	5.50%	0.50% increase	1,025
Salary increases	4.50%	0.50% decrease	(981)

El Salvador

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	2.80%	0.50% increase	(924)
Discount rate	1.80%	0.50% decrease	1,007
Salary increases	2.50%	0.50% increase	142
Salary increases	1.50%	0.50% decrease	(187)

Other long term benefits

Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.00%	0.50% increase	(15,462)
Discount rate	5.00%	0.50% decrease	16,568
Salary increases	6.25%	0.50% increase	16,432
Salary increases	5.25%	0.50% decrease	(15,488)

Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(636)
Discount rate	7.70%	0.50% decrease	679
Salary increases	5.50%	0.50% increase	697
Salary increases	4.50%	0.50% decrease	(658)

El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	2.80%	0.50% increase	(216)
Discount rate	1.80%	0.50% decrease	231

Bonuses and short-term benefits

As of December 31, 2020, and 2019, the amounts of COP 11,816 and COP 403,872, respectively, were recognized by the Bank in the Consolidated Statement of Income as bonuses related to private agreements in connection with the employees' variable compensation.

Short-term employment benefit plans recognized in the statement of financial position in the line “other liabilities” consist of the following:

	December 31,	December 31,
Other employment benefit plans	2020	2019
In millions of COP
Current severance obligation(1)	87,022	83,584
Bonuses and short-term benefits(2)	11,816	403,872
Other employment benefit plans	98,838	487,456
(1)	See 19.2 Severance obligation.
(2)	The decrease between December 31, 2020 and 2019 corresponds to the suspension of bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.